Intangible and Tangible Assets - Schedule of Intangible and Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Carrying amounts of tangible assets	€ 794	€ 746	€ 645
Cost of intangible assets beginning	6,646	6,533
Cost currency translation		(1)
Cost additions	273	113
Cost Transfers
Cost disposals	5,105
Cost of intangible assets ending	1,814	6,646
Accumulated depreciation and amortization of intangible assets beginning	5,998	5,281
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions	561	717
Accumulated depreciation and amortization disposals	5,097
Accumulated depreciation and amortization of intangible assets ending	1,462	5,998
Carrying amounts of intangible assets	352	648	1,252
Cost of non-current assets beginning	10,735	10,367
Cost currency translation	5	(8)
Cost additions	513	392
Cost Transfers
Cost disposals	5,335	16
Cost of non-current assets ending	5,918	10,735
Accumulated depreciation and amortization of noncurrent assets beginning	9,341	8,470
Accumulated depreciation and amortization of noncurrent assets currency translation	1	(2)
Accumulated depreciation and amortization of noncurrent assets additions	755	884
Accumulated depreciation and amortization of noncurrent assets disposals	5,326	11
Accumulated depreciation and amortization of noncurrent assets ending	4,771	9,341
Total non-current assets	11,546	1,394	1,897
Operating and Business Equipment [Member]
Statement Line Items [Line Items]
Cost of tangible assets beginning	4,089	3,834
Cost currency translation	5	(7)
Cost additions	240	278
Cost Transfers
Cost disposals	230	16
Cost of tangible assets ending	4,104	4,089
Accumulated depreciation and amortization of tangible assets beginning	3,343	3,189
Accumulated depreciation and amortization currency translation	1	(2)
Accumulated depreciation and amortization additions	194	167
Accumulated depreciation and amortization disposals	229	11
Accumulated depreciation and amortization of tangible assets ending	3,309	3,343
Software and Licences [Member]
Statement Line Items [Line Items]
Cost of intangible assets beginning	458	444
Cost currency translation		(1)
Cost additions	5	15
Cost Transfers
Cost disposals	17
Cost of intangible assets ending	446	458
Accumulated depreciation and amortization of intangible assets beginning	428	304
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions	16	124
Accumulated depreciation and amortization disposals	17
Accumulated depreciation and amortization of intangible assets ending	427	428
Carrying amounts of intangible assets	21	30	140
Right-of-use Assets [Member]
Statement Line Items [Line Items]
Cost of intangible assets beginning	6,188	6,089
Cost currency translation
Cost additions	10	99
Cost Transfers	(9)
Cost disposals	5,088
Cost of intangible assets ending	1,100	6,188
Accumulated depreciation and amortization of intangible assets beginning	5,570	4,977
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions	545	593
Accumulated depreciation and amortization disposals	5,080
Accumulated depreciation and amortization of intangible assets ending	1,035	5,570
Carrying amounts of intangible assets	66	618	€ 1,112
Intangible Assets Under Development [Member]
Statement Line Items [Line Items]
Cost of intangible assets beginning
Cost currency translation
Cost additions	258
Cost Transfers	9
Cost disposals
Cost of intangible assets ending	267
Accumulated depreciation and amortization of intangible assets beginning
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions
Accumulated depreciation and amortization disposals
Accumulated depreciation and amortization of intangible assets ending
Carrying amounts of intangible assets	€ 267